SHARE-BASED COMPENSATION - Restricted Stock and Performance Share Units Fair Value Inputs (Details) shares in Millions	12 Months Ended
	Dec. 31, 2024 CAD ($) shares	Dec. 31, 2023 CAD ($) shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year (in shares)	2.7	3.4
Restricted Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year (in shares)	1.8	2.1
Grant-date fair value (C$ per share) | $	$ 3.69	$ 3.69
Performance Share Units
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the year (in shares)	0.7	0.8
Grant-date fair value (C$ per share) | $	$ 3.50	$ 3.65